Loans - Residential RealEstate - PCI Loans, Delinquency (Details 8a) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Purchased Credit Impaired [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Value	$ 68,994	$ 72,763
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	4,941	4,941
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	80,206	86,073
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	26.20%	28.20%
Purchased Credit Impaired [Member] | Current and less than 30 days past due and still accruing [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	59,191	61,802
Purchased Credit Impaired [Member] | Days Past Due, 30 to 149 [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,672	6,051
Purchased Credit Impaired [Member] | Days Past Due 150 Or More [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	16,343	18,220
Current and less than 30 days past due and still accruing [Member] | PCI Option ARMs [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	18,208	18,672
Days Past Due 150 Or More [Member] | PCI Option ARMs [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	8,601	9,904
PCI Option ARMs [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Value	24,072	25,584
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	1,494	1,494
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	28,445	30,791
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	35.99%	39.36%
PCI Option ARMs [Member] | Days Past Due, 30 to 149 [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,636	2,215
Current and less than 30 days past due and still accruing [Member] | PCI Home Equity [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	24,223	25,783
Days Past Due 150 Or More [Member] | PCI Home Equity [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,274	1,181
PCI Home Equity [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Value	23,535	24,459
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	1,583	1,583
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	26,611	28,312
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	8.97%	8.93%
PCI Home Equity [Member] | Days Past Due, 30 to 149 [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,114	1,348
Current and less than 30 days past due and still accruing [Member] | PCI Prime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	12,396	13,035
Days Past Due 150 Or More [Member] | PCI Prime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,948	4,425
PCI Prime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Value	16,200	17,322
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	1,766	1,766
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	17,473	18,928
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	29.06%	31.13%
PCI Prime Mortgage [Member] | Days Past Due, 30 to 149 [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,129	1,468
Current and less than 30 days past due and still accruing [Member] | PCI Subprime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	4,364	4,312
Days Past Due 150 Or More [Member] | PCI Subprime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,520	2,710
PCI Subprime Mortgage [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Value	5,187	5,398
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	98	98
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	7,677	8,042
Percentage Of Loans Thirty Plus Days Past Due To Total Retained Loans	43.15%	46.38%
PCI Subprime Mortgage [Member] | Days Past Due, 30 to 149 [Member]
Residential Real Estate PCI Loans by Delinquency [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 793	$ 1,020